Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

8. Deposits

At December 31, 2011 and 2010, noninterest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2011	2010
Noninterest bearing	$995,733	$937,719
Interest bearing	3,469,381	4,157,701
Total	$4,465,114	$5,095,420

At December 31, 2011, the maturities of time deposits were as follows:

(In thousands)
2012	$1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$1,499,105

At December 31, 2011, Park had approximately $20.2 million of deposits received from executive officers, directors, and their related interests. Of the $20.2 million at December 31, 2011, Vision had approximately $3.2 million of deposits received from executive officers, directors, and their related interests, which are included within liabilities held for sale.

Maturities of time deposits over $100,000 as of December 31, 2011 were:

December 31 (In thousands)
3 months or less	$171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$638,945